Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Principal Amount(a)	Value

U.S. Treasury Securities–0.61%
U.S. Treasury Bills–0.61%
4.75% - 4.79%, 04/18/2024 (Cost $117,881)(b)	$120,000	$117,600

	Shares

Common Stocks & Other Equity Interests–0.43%
Advertising–0.00%
Tenerity LLC, Wts., expiring 04/10/2024(c)	39	0

Apparel, Accessories & Luxury Goods–0.04%
Claire’s Holdings LLC, Class S	20	7,416

Coal & Consumable Fuels–0.10%
ACNR Holdings, Inc.	232	19,560

Oil & Gas Equipment & Services–0.29%
Superior Energy Services, Inc.	761	56,576

Total Common Stocks & Other Equity Interests (Cost $27,606)		83,552

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–0.01%
Interactive Media & Services–0.01%
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(d)(e)	$94,000	2,350

Oil & Gas Exploration & Production–0.00%
Gulfport Energy Operating Corp., 6.38%, 05/15/2025	135,000	507

Total U.S. Dollar Denominated Bonds & Notes (Cost $91,056)		2,857

	Shares	Value

Preferred Stocks–0.01%
Apparel, Accessories & Luxury Goods–0.01%
Claire’s Holdings LLC, Series A, Pfd. (Cost $3,125)	5	$1,000

Money Market Funds–99.32%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(f)(g)	6,704,103	6,704,103

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(f)(g)	4,786,252	4,788,645

Invesco Treasury Portfolio, Institutional Class, 5.28%(f)(g)	7,661,831	7,661,831

Total Money Market Funds (Cost $19,154,578)		19,154,579

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.38% (Cost $19,394,246)		19,359,588

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 5.32%(f)(g)(h) (Cost $126)	126	126

TOTAL INVESTMENTS IN SECURITIES–100.38% (Cost $19,394,372)		19,359,714

OTHER ASSETS LESS LIABILITIES–(0.38)%		(73,114)

NET ASSETS–100.00%		$19,286,600

Investment Abbreviations:

Pfd.  – Preferred

Wts. – Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $2,350, which represented less than 1% of the Fund’s Net Assets.

(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $2,350, which represented less than 1% of the Fund’s Net Assets.

(f)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco High Yield Bond Factor ETF	$933,848	$-	$(936,448)	$171,153	$(168,553)	$-	$49,831

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor Fund

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,155	$8,171,872	$(1,563,924)	$-	$-	$6,704,103	$2,650
Invesco Liquid Assets Portfolio, Institutional Class	68,673	5,837,051	(1,117,069)	-	(10)	4,788,645	1,894
Invesco Treasury Portfolio, Institutional Class	109,892	9,339,282	(1,787,343)	-	-	7,661,831	751
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	462,179	3,738,786	(4,200,839)	-	-	126	9,705*
Invesco Private Prime Fund	1,188,461	6,289,713	(7,478,059)	-	(115)	-	22,823*
Total	$2,859,208	$33,376,704	$(17,083,682)	$171,153	$(168,678)	$19,154,705	$87,654

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$ –	$117,600	$–	$ 117,600

Common Stocks & Other Equity Interests	–	83,552	0	83,552

U.S. Dollar Denominated Bonds & Notes	–	2,857	–	2,857

Preferred Stocks	–	1,000	–	1,000

Money Market Funds	19,154,579	126	–	19,154,705

Total Investments in Securities	19,154,579	205,135	0	19,359,714

Other Investments - Assets

Investments Matured	–	185	–	185

Total Investments	$19,154,579	$205,320	$0	$19,359,899

Invesco High Yield Bond Factor Fund